UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23355

CPG Focused Access Fund, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: April 30

Date of reporting period: January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

CPG Focused Access Fund, LLC
Schedule of Investments (Unaudited)
January 31, 2019

				Next Available
			Percent of	Redemption	Liquidity
Investment Funds - 99.77%	Cost	Fair Value	Net Assets	Date[1]	Frequency
Coatue Qualified Partners, L.P.[2,3]	$6,070,000	$6,204,974	13.72%	12/31/2019	Quarterly
Hedge Premier Millennium International Ltd.[2,4,5]	3,000,000	3,036,300	6.71	12/31/2019	Quarterly
Hedge Premier Millennium USA L.P.[2,3,5]	3,000,000	2,973,123	6.57	12/31/2019	Quarterly
Renaissance Institutional Equities Fund LLC[2,3]	8,902,150	9,120,477	20.16	3/31/2019	Monthly
SoMa Partners L.P.[2,3,5]	2,325,537	2,484,347	5.49	12/31/2019	Quarterly
Starboard Value and Opportunity Fund L.P.[2,3]	3,816,075	3,966,293	8.77	3/31/2019	Quarterly
Third Point Partners Qualified L.P.[2,3,6]	8,503,225	8,377,703	18.52	12/31/2019	Quarterly
WMQS Global Equity Active Extension Onshore Fund L.P.[2,3]	8,602,150	8,973,744	19.83	3/31/2019	Monthly
Total Investment Funds	$44,219,137	$45,136,961	99.77%

Total Investments - 99.77%		$45,136,961
Other assets in excess of liabilities - 0.23%		105,764	0.23
Net Assets - 100%		$45,242,725	100.0%

[1]	Available frequency of redemptions without a redemption fee after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from 45 to 90 days. Lock-up periods range from 3 to 12 months. The Adviser cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.
[2]	Non-income producing security.
[3]	Investment fund is domiciled in the United States.
[4]	Investment fund is domiciled in the Cayman Islands.
[5]	Subject to a 25% quarterly investor level gate.
[6]	Subject to a 20% quarterly fund level gate.

See accompanying notes to schedule of investments.

The following is a summary of significant accounting policies followed by the CPG Focused Access Fund, LLC (the “Fund”) in the preparation of their Schedules of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

Fair value is defined as the price that the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active

•	Level 3 — significant unobservable inputs for the financial instrument (including Management’s own assumptions in determining the fair value of investments).

Investments in unregistered investment vehicles operated by third-party alternative asset managers (“Investment Funds”) are recorded at fair value, as determined by Central Park Advisers, LLC (the “Adviser”), generally using the Investment Funds’ net asset value as a practical expedient.

Investments in Investment Funds are generally illiquid, and some of the Investment Funds may not permit withdrawals at the same time as the Fund. Investments in certain Investment Funds may be subject to lock-up periods, during which the Fund will not be permitted to withdraw its investment, or limits on the aggregate amount that the Fund may withdraw on any single withdrawal date (known as "gates"). In addition, some Investment Funds may, from time to time, suspend completely or restrict withdrawal rights for an indefinite period of time. During such times, the Fund may not be able to liquidate, withdraw or redeem its holdings in such Investment Funds to meet repurchase requests. The Fund’s underlying portfolio has not communicated liquidation timing with the Adviser.

The Fund calculates its net asset value as of the close of business on the last business day of each calendar month, each date that Units are offered or repurchased, as of the date of any distribution and at such other times as the Fund’s Board of Directors (the “Board”) shall determine (each, a "Determination Date"). In determining its net asset value, the Fund values its investments as of the relevant Determination Date. The net asset value of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date. The Board has approved valuation procedures for the Fund (the "Valuation Procedures"), which provide that the Fund will value its investments in Investment Funds at fair value, and the Adviser oversees the valuation of the Fund's investments on behalf of the Fund. A meaningful input in the Adviser's Valuation Procedures will be the valuations provided by Investment Fund Managers. Specifically, the Adviser generally will value the Fund's investment in Investment Funds using the "practical expedient," in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the Investment Fund in accordance with the Investment Fund's own valuation policies. Generally, Investment Fund Managers value investments of their Investment Funds at their market price if market quotations are readily available, with a discount in the case of restricted securities. In the absence of observable market prices, Investment Fund Managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by Investment Fund Managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors.

The Fund held Investment Funds with a fair value of $45,136,961 that are excluded from the fair value hierarchy as of January 31, 2019 in accordance with ASU 2015-07.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG Focused Access Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	March 22, 2019

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	March 22, 2019

*	Print the name and title of each signing officer under his or her signature.